Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Gain/(loss) on non-hedge derivatives	70	97
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	174	199
Non-hedge derivative (gain)/loss and movement on bonds	174	199
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(28)		(93)
Non-current liabilities - derivatives	(28)		(93)
Total derivatives liabilities	(28)		(93)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(2)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	356
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,123	1,075	1,112	586
Short-term debt	(57)		(30)
Short-term debt at fair value	(656)		(2)
Long-term debt	(2,737)		(1,715)
Long-term debt at fair value	0		(758)
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	83		85
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,123		1,112
Restricted cash	93		58
Short-term debt	(57)		(30)
Short-term debt at fair value	(656)		(2)
Long-term debt	(2,737)		(1,715)
Long-term debt at fair value	0		(758)
Derivatives	(28)		(93)
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	83		85
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,123		1,112
Restricted cash	93		58
Short-term debt	(57)		(30)
Short-term debt at fair value	(656)		(2)
Long-term debt	(2,886)		(1,857)
Long-term debt at fair value	0		(758)
Derivatives	(28)		(93)
Investment in marketable equity securites - available for sale	73		82
Investment in marketable debt securities - held to maturity	11		11
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	83		85
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(26)		(92)
Non-current liabilities - derivatives	(26)		(92)
Embedded Derivatives [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(2)		(1)
Non-current liabilities - derivatives	(2)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Commodity Contract [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	4	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	66	98
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 104	$ 102